Disclosure of financial instruments and management of financial risks - Additional information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Exchange rate | $ / €	1.0666	1.1326
Net exposure	€ 77,649	€ (3,964)	$ 82,822	$ (4,490)
Pre-tax loss if EUR weakened	€ 8,628	(440)
Percentage of EUR weakened	10.00%
Post-tax loss if EUR weakened	€ 6,085	(310)
Percentage of EUR strengthened	10.00%
Pre-tax loss if EUR strengthened	€ 7,059	(360)
Post-tax loss if EUR strengthened	€ 4,978	(254)
Percentage of Interest higher	1.00%
Net loss before tax	€ 4,959	8,116
Level-2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	€ 0	€ 932